Restructuring Charge - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,001,000	$ 1,989,000	$ 1,786,000
Compania Espanole De Petroles [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	2,000,000	$ 1,800,000
Restructuring charge outstanding	700,000	$ 1,600,000
Restructuring Related to Alexander Spirit [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4,000,000
Restructuring charge outstanding	$ 1,100,000